LOANS AND BORROWINGS (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current [Abstract]
Lease liabilities	$ 570,621	$ 439,382
Other loans and borrowings	6,548	6,373
Total current loans and borrowings	577,169	445,755
Non-current [Abstract]
Lease liabilities	3,598,131	1,026,398
Other loans and borrowings	15,739	18,520
Total non-current loans and borrowings	3,613,870	1,044,918
Total loans and borrowings	$ 4,191,039	$ 1,490,673